Cover	Feb. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 21, 2023
Entity File Number	000-52837
Entity Registrant Name	GOLDEN STAR RESOURCE CORP.
Entity Central Index Key	0001375348
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	#300 – 500 North Rainbow Blvd
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89107
City Area Code	(760)
Local Phone Number	464-9869
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	GLNS
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false